UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		April 26, 2002

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$940,198

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      324     8600 SH       SOLE                                       8600
                                                              1133    30000 SH       OTHER                                     30000
AMER INTERNATIONAL GROUP INC   COM              026874107    38418   532560 SH       SOLE                   261127            276233
                                                              6070    84145 SH       OTHER                                     84145
AUTOMATIC DATA PROCESSING INC. COM              053015103    42991   737792 SH       SOLE                   363853            379839
                                                              8974   154017 SH       OTHER                                    154017
BANK NEW YORK INC              COM              064057102    46748  1112522 SH       SOLE                   472931            648691
                                                             22055   524891 SH       OTHER                                    524891
BIOMET INC                     COM              090613100    22389   827389 SH       SOLE                   479179            359760
                                                              2810   103879 SH       OTHER                                    103879
CINTAS CORP                    COM              172908105    38411   770397 SH       SOLE                   382473            395624
                                                              5168   103663 SH       OTHER                                    103663
COCA COLA                      COM              191216100      297     5700 SH       SOLE                                       5700
                                                               385     7370 SH       OTHER                                      7370
COLGATE PALMOLIVE CO           COM              194162103    33400   584437 SH       SOLE                   301119            288018
                                                              4327    75730 SH       OTHER                                     75730
CONCORD EFS INC                COM              206197105    29545   888595 SH       SOLE                   514784            386011
                                                              3087    92860 SH       OTHER                                     92860
COSTCO WHOLESALE CORP NEW      COM              22160K105    27224   683689 SH       SOLE                   393120            300319
                                                              3615    90800 SH       OTHER                                     90800
CVS CORP                       COM              126650100    23529   685388 SH       SOLE                   384779            312259
                                                              2622    76400 SH       OTHER                                     76400
DELL COMPUTER CORP             COM              247025109    22582   864891 SH       SOLE                   456340            421401
                                                              2706   103650 SH       OTHER                                    103650
EMC CORP-MASS                  COM              268648102    15005  1258853 SH       SOLE                   722479            554374
                                                              1989   166890 SH       OTHER                                    166890
FASTENAL CO                    COM              311900104    30111   399779 SH       SOLE                   192969            212360
                                                              1992    26455 SH       OTHER                                     26455
GENERAL ELECTRIC CO            COM              369604103    25731   687100 SH       SOLE                   435075            259825
                                                              4157   111008 SH       OTHER                                    111008
HARLEY-DAVIDSON INC            COM              412822108    45768   830198 SH       SOLE                   354255            484393
                                                              4991    90542 SH       OTHER                                     90542
INTEL CORP                     COM              458140100    38199  1256148 SH       SOLE                   571159            697339
                                                              9699   318963 SH       OTHER                                    318963
JOHNSON & JOHNSON              COM              478160104    34818   536085 SH       SOLE                   272820            270565
                                                              6775   104312 SH       OTHER                                    104312
MEDTRONIC INC                  COM              585055106    27858   616206 SH       SOLE                   298192            324414
                                                              5028   111221 SH       OTHER                                    111221
MERCK & CO INC                 COM              589331107    30574   530985 SH       SOLE                   260577            276458
                                                              5344    92811 SH       OTHER                                     92811
MGIC INVT CORP WIS             COM              552848103    34923   510355 SH       SOLE                   254085            262470
                                                              4942    72220 SH       OTHER                                     72220
MICROSOFT CORP                 COM              594918104    46873   777213 SH       SOLE                   344505            440508
                                                             11940   197980 SH       OTHER                                    197980
MOLEX INC-CL A                 COM              608554200    32840  1073564 SH       SOLE                   561146            525468
                                                              4070   133068 SH       OTHER                                    133068
OMNICOM GROUP INC              COM              681919106    30925   327600 SH       SOLE                   180889            150661
                                                              2751    29150 SH       OTHER                                     29150
PATTERSON DENTAL CO            COM              703412106    33795   772823 SH       SOLE                   376725            406448
                                                              3070    70220 SH       OTHER                                     70220
STATE STREET CORP              COM              857477103    32626   589133 SH       SOLE                   315250            281083
                                                              4150    74951 SH       OTHER                                     74951
WATERS CORP                    COM              941848103    17833   637591 SH       SOLE                   375336            271655
                                                              2584    92395 SH       OTHER                                     92395